Property Plant And Equipment - Additional Information (Detail) - BRL BRL in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Residual balance of returnable assets	BRL 8,055,876	BRL 8,199,356
Financial charges and transaction costs capitalized rate	10.00%	9.00%
Financial charges and transaction costs capitalized amount	BRL 15,463	BRL 60,275